Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (21.9%)

	Airlines (0.0%)

27,360	UAL Pass Through Trust Series 2007-1µ 6.636%, 01/02/24	$29,007

	Communication Services (3.1%)

390,000	America Movil, SAB de CV^ 5.000%, 03/30/20	396,451

40,000	Arrow Bidco, LLCµ* 9.500%, 03/15/24	40,305

60,000	Belo Corp. 7.250%, 09/15/27	66,308

	Cincinnati Bell, Inc.*

84,000	8.000%, 10/15/25	70,041

25,000	7.000%, 07/15/24^	21,440

	CommScope, Inc.*

60,000	5.500%, 03/01/24µ	61,136

15,000	8.250%, 03/01/27^	14,815

40,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	36,384

200,000	CSC Holdings, LLCµ^* 5.500%, 04/15/27	210,472

40,000	Cumulus Media New Holdings, Inc.^* 6.750%, 07/01/26	40,870

52,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	52,950

265,000	Embarq Corp.µ 7.995%, 06/01/36	258,078

	Entercom Media Corp.*

80,000	7.250%, 11/01/24µ	83,777

25,000	6.500%, 05/01/27^	26,461

25,000	EW Scripps Company^* 5.125%, 05/15/25	24,970

	Frontier Communications Corp.

120,000	7.625%, 04/15/24	66,456

90,000	11.000%, 09/15/25^	52,407

65,000	10.500%, 09/15/22^	40,710

55,000	8.500%, 04/01/26^*	53,879

30,000	8.000%, 04/01/27*	31,389

13,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.^* 5.250%, 12/01/27	13,555

90,000	Gray Television, Inc.^* 7.000%, 05/15/27	98,564

	Hughes Satellite Systems Corp.^

40,000	6.625%, 08/01/26	43,160

15,000	5.250%, 08/01/26	15,904

55,000	iHeartCommunications, Inc. 8.375%, 05/01/27	58,015

235,000	Inmarsat Finance, PLCµ* 4.875%, 05/15/22	237,484

	Intelsat Jackson Holdings, SA

90,000	9.750%, 07/15/25*	93,306

50,000	5.500%, 08/01/23	46,144

35,000	8.000%, 02/15/24µ*	36,447

25,000	MDC Partners, Inc.^* 6.500%, 05/01/24	22,724

PRINCIPAL AMOUNT		VALUE

60,000	Nexstar Broadcasting, Inc.^* 5.625%, 08/01/24	$62,458

25,000	SBA Communications Corp.µ 4.000%, 10/01/22	25,378

64,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	64,670

	Sprint Corp.

195,000	7.875%, 09/15/23^	217,169

150,000	7.125%, 06/15/24^	163,985

75,000	7.625%, 03/01/26	84,020

65,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	67,054

35,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	35,656

90,000	United States Cellular Corp.µ 6.700%, 12/15/33	95,663

	Windstream Services, LLC / Windstream Finance Corp.@

19,000	7.750%, 10/01/21	5,154

6,000	10.500%, 06/30/24*	4,288

25,000	Zayo Group, LLC / Zayo Capital, Inc.* 5.750%, 01/15/27	25,433

		3,165,530

	Consumer Discretionary (4.7%)

50,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 9.875%, 04/01/27	53,278

45,000	Beverages & More, Inc.* 11.500%, 06/15/22	34,841

65,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	68,152

65,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	65,119

	CCO Holdings, LLC / CCO Holdings Capital Corp.

155,000	5.125%, 05/01/27^*	160,121

60,000	5.000%, 02/01/28*	61,663

50,000	5.750%, 09/01/23µ	51,104

39,000	Cedar Fair, LP* 5.250%, 07/15/29	40,310

	Century Communities, Inc.

65,000	6.750%, 06/01/27^*	67,238

58,000	5.875%, 07/15/25	58,430

1,000,000	Dana Financing Luxembourg Sarl^* 6.500%, 06/01/26	1,051,090

	DISH DBS Corp.^

65,000	7.750%, 07/01/26	63,558

38,000	5.875%, 11/15/24	35,316

105,000	Eldorado Resorts, Inc.µ 6.000%, 04/01/25	110,632

60,000	ESH Hospitality, Inc.^* 5.250%, 05/01/25	61,872

65,000	GLP Capital, LP / GLP Financing II, Inc.µ 5.250%, 06/01/25	70,465

95,000	goeasy, Ltd.µ* 7.875%, 11/01/22	99,520

95,000	Guitar Center, Inc.* 9.500%, 10/15/21	90,765

10,000	IAA, Inc.* 5.500%, 06/15/27	10,463

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

139,000	L Brands, Inc.^ 6.875%, 11/01/35	$124,278

75,000	Lennar Corp.µ 5.250%, 06/01/26	80,135

65,000	Liberty Interactive, LLC 8.250%, 02/01/30	67,333

60,000	M/I Homes, Inc. 5.625%, 08/01/25	61,141

	Mattel, Inc.^

60,000	6.750%, 12/31/25*	63,239

5,000	2.350%, 08/15/21	4,913

75,000	Meritage Homes Corp.µ 6.000%, 06/01/25	81,967

26,000	Michaels Stores, Inc.^* 8.000%, 07/15/27	25,220

	Penske Automotive Group, Inc.

60,000	5.500%, 05/15/26^	62,250

30,000	5.375%, 12/01/24µ	30,954

82,000	PetSmart, Inc.* 5.875%, 06/01/25	81,333

	Rite Aid Corp.

120,000	7.700%, 02/15/27	75,364

40,000	6.125%, 04/01/23^*	33,821

50,000	Salem Media Group, Inc.^* 6.750%, 06/01/24	44,226

40,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	39,650

26,000	Service Corp. Internationalµ 5.125%, 06/01/29	27,460

	Sirius XM Radio, Inc.µ*

65,000	5.500%, 07/01/29	67,962

65,000	4.625%, 07/15/24	66,946

60,000	Sotheby’s^* 4.875%, 12/15/25	62,190

85,000	Staples, Inc.* 7.500%, 04/15/26	87,046

35,000	Taylor Morrison Communities Corp.µ 6.625%, 05/15/22	36,213

39,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	40,455

1,175,000	Toyota Motor Corp.^ 3.419%, 07/20/23	1,224,250

65,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	68,064

23,744	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	25,039

45,000	VOC Escrow, Ltd.µ* 5.000%, 02/15/28	45,988

		4,881,374

	Consumer Staples (0.9%)

	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC

65,000	5.750%, 03/15/25µ	66,535

40,000	7.500%, 03/15/26^*	44,087

45,000	Dean Foods Company* 6.500%, 03/15/23	25,430

40,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	41,794

PRINCIPAL AMOUNT		VALUE

45,000	Fresh Market, Inc.* 9.750%, 05/01/23	$28,429

	JBS USA LUX, SA / JBS USA Finance, Inc.*

145,000	5.875%, 07/15/24µ	149,165

75,000	6.750%, 02/15/28	81,150

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

52,000	5.500%, 01/15/30	51,989

19,000	6.500%, 04/15/29^	20,430

	New Albertson’s, Inc.

47,000	7.750%, 06/15/26	47,233

35,000	8.000%, 05/01/31^	35,673

5,000	7.450%, 08/01/29^	4,973

	Pilgrim’s Pride Corp.*

75,000	5.875%, 09/30/27	78,923

25,000	5.750%, 03/15/25^	25,880

	Post Holdings, Inc.*

60,000	5.750%, 03/01/27	62,428

20,000	5.500%, 12/15/29^	20,272

14,000	5.625%, 01/15/28	14,465

	Simmons Foods, Inc.^*

57,000	7.750%, 01/15/24	61,513

30,000	5.750%, 11/01/24	27,565

		887,934

	Energy (2.0%)

40,000	Apergy Corp. 6.375%, 05/01/26	40,771

70,000	Brazos Valley Longhorn, LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	64,839

38,000	Bruin E&P Partners, LLCµ* 8.875%, 08/01/23	28,637

	Buckeye Partners, LP

25,000	5.850%, 11/15/43^	21,995

25,000	3.950%, 12/01/26µ	22,306

75,000	Calfrac Holdings, LP* 8.500%, 06/15/26	50,227

80,000	California Resources Corp.^* 8.000%, 12/15/22	56,086

	Carrizo Oil & Gas, Inc.

40,000	8.250%, 07/15/25	40,081

34,000	6.250%, 04/15/23^	33,404

65,000	Chaparral Energy, Inc.^* 8.750%, 07/15/23	37,796

50,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	53,040

	Chesapeake Energy Corp.

50,000	7.000%, 10/01/24	41,410

45,000	8.000%, 01/15/25^	38,156

80,000	DCP Midstream Operating, LP^*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	75,390

	Denbury Resources, Inc.

59,000	7.750%, 02/15/24µ^*	43,433

40,000	9.250%, 03/31/22µ*	35,336

15,000	5.500%, 05/01/22	7,875

15,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	14,305

	Energy Transfer Operating, LP

120,000	5.271%, 11/01/66µ‡ 3 mo. USD LIBOR + 3.02%	90,609

115,000	5.500%, 06/01/27^	129,086

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

25,000	Enterprise Products Operating, LLCµ‡ 5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	$23,978

	EP Energy, LLC / Everest Acquisition Finance, Inc.*

45,000	9.375%, 05/01/24	9,513

40,000	7.750%, 05/15/26^	35,921

	Genesis Energy, LP / Genesis Energy Finance Corp.^

65,000	6.500%, 10/01/25	64,996

55,000	6.250%, 05/15/26	54,285

100,000	Gulfport Energy Corp. 6.375%, 05/15/25	76,889

82,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	77,259

60,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.^* 6.000%, 08/01/26	60,906

95,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.^* 10.625%, 05/01/24	78,352

	Moss Creek Resources Holdings, Inc.*

25,000	10.500%, 05/15/27^	22,336

25,000	7.500%, 01/15/26	19,593

25,000	Nine Energy Service, Inc.µ* 8.750%, 11/01/23	24,455

5,024	Northern Oil and Gas, Inc. 8.500%, 05/15/23 9.500% PIK rate	5,156

35,000	Oasis Petroleum, Inc.^* 6.250%, 05/01/26	33,212

55,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	54,917

40,000	Parkland Fuel Corp.^* 5.875%, 07/15/27	41,297

25,000	PDC Energy, Inc. 5.750%, 05/15/26	24,182

50,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	48,265

25,000	QEP Resources, Inc.^ 5.625%, 03/01/26	21,494

65,000	SESI, LLC 7.750%, 09/15/24	38,982

25,000	SM Energy Company 6.750%, 09/15/26	22,570

40,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.^* 6.500%, 07/15/27	43,657

15,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	14,611

12,285	Transocean Pontus, Ltd.µ* 6.125%, 08/01/25	12,721

60,000	Transocean, Inc.^* 7.500%, 01/15/26	56,407

65,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	38,431

PRINCIPAL AMOUNT		VALUE

70,000	W&T Offshore, Inc.^* 9.750%, 11/01/23	$67,611

83,000	Weatherford International, Ltd.@ 8.250%, 06/15/23	40,181

50,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	47,212

		2,084,171

	Financials (2.5%)

125,000	Acrisure, LLC / Acrisure Finance, Inc.^* 7.000%, 11/15/25	114,829

140,000	Ally Financial, Inc. 8.000%, 11/01/31	187,440

65,000	Amwins Group, Inc.* 7.750%, 07/01/26	67,938

75,000	AssuredPartners, Inc.* 7.000%, 08/15/25	75,388

35,000	Bank of America Corp.^‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	37,164

65,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLCµ* 5.750%, 05/15/26	67,591

25,000	Charles Schwab Corp.^‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	25,278

30,000	CNO Financial Group, Inc.µ 5.250%, 05/30/29	32,521

65,000	Credit Acceptance Corp.^* 6.625%, 03/15/26	70,244

45,000	Donnelley Financial Solutions, Inc.µ 8.250%, 10/15/24	47,058

65,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	64,644

65,000	Greystar Real Estate Partners, LLCµ* 5.750%, 12/01/25	66,766

26,000	HAT Holdings I, LLC / HAT Holdings II, LLCµ* 5.250%, 07/15/24	27,139

65,000	HUB International, Ltd.* 7.000%, 05/01/26	66,218

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ

32,000	6.250%, 05/15/26*	32,984

21,000	6.750%, 02/01/24	21,951

100,000	ILFC E-Capital Trust II*‡ 4.340%, 12/21/65 3 mo. USD LIBOR + 1.80%	74,050

120,000	Iron Mountain, Inc.µ* 5.250%, 03/15/28	121,338

200,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 7.250%, 08/15/24	197,654

50,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.^* 5.250%, 10/01/25	51,396

35,000	Level 3 Financing, Inc.µ^ 5.375%, 05/01/25	36,250

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

65,000	Lions Gate Capital Holdings, LLC^* 6.375%, 02/01/24	$68,685

125,000	LPL Holdings, Inc.^* 5.750%, 09/15/25	130,149

100,000	MetLife, Inc.^ 6.400%, 12/15/66	115,885

110,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	109,943

110,000	Navient Corp.^ 6.750%, 06/25/25	115,182

50,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	50,934

100,000	Oil Insurance, Ltd.*‡ 5.301%, 09/30/19 3 mo. USD LIBOR + 2.98%	96,871

65,000	Radian Group, Inc.µ 4.875%, 03/15/27	65,401

75,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	76,887

	Springleaf Finance Corp.

85,000	6.875%, 03/15/25^	95,172

65,000	7.125%, 03/15/26	73,043

13,000	6.625%, 01/15/28µ	14,131

65,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	66,053

20,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	20,259

65,000	Tronox Finance, PLC* 5.750%, 10/01/25	61,262

		2,645,698

	Health Care (2.8%)

119,000	Acadia Healthcare Company, Inc.µ 6.500%, 03/01/24	123,160

	Bausch Health Americas, Inc.^*

145,000	8.500%, 01/31/27	160,058

65,000	9.250%, 04/01/26	72,909

	Bausch Health Cos., Inc.*

120,000	9.000%, 12/15/25^	134,246

15,000	5.750%, 08/15/27µ	15,847

	CHS/Community Health Systems, Inc.

150,000	8.125%, 06/30/24^*	115,191

40,000	6.250%, 03/31/23µ	38,397

20,000	8.000%, 03/15/26*	19,289

15,000	6.875%, 02/01/22	10,299

140,000	DaVita, Inc.µ 5.125%, 07/15/24	140,720

60,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.^* 6.000%, 07/15/23	38,701

	HCA, Inc.

920,000	5.875%, 05/01/23µ^	1,010,661

55,000	7.500%, 11/06/33	64,134

125,000	Magellan Health, Inc.µ 4.900%, 09/22/24	125,227

75,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC^* 5.625%, 10/15/23	47,593

PRINCIPAL AMOUNT		VALUE

40,000	Par Pharmaceutical, Inc.^* 7.500%, 04/01/27	$36,206

45,000	Team Health Holdings, Inc.^* 6.375%, 02/01/25	37,139

	Tenet Healthcare Corp.

90,000	6.250%, 02/01/27^*	93,239

75,000	4.625%, 07/15/24µ^	76,514

25,000	6.875%, 11/15/31	22,098

75,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	67,610

	Teva Pharmaceutical Finance Netherlands III, BV^

210,000	2.800%, 07/21/23	183,082

200,000	6.000%, 04/15/24	185,646

125,000	West Street Merger Sub, Inc.^* 6.375%, 09/01/25	114,850

		2,932,816

	Industrials (2.3%)

80,000	ACCO Brands Corp.^* 5.250%, 12/15/24	82,442

	Allison Transmission, Inc.µ*

70,000	4.750%, 10/01/27	70,238

15,000	5.875%, 06/01/29	15,958

25,000	American Airlines Group, Inc.µ^* 5.000%, 06/01/22	25,784

61,000	Arconic, Inc.^ 5.125%, 10/01/24	64,655

28,000	Avolon Holdings Funding, Ltd.µ* 5.250%, 05/15/24	30,089

65,000	Beacon Roofing Supply, Inc.^* 4.875%, 11/01/25	64,537

65,000	Berry Global, Inc.^* 4.875%, 07/15/26	67,704

100,000	Bombardier, Inc.^* 7.500%, 03/15/25	101,965

10,000	Catalent Pharma Solutions, Inc.* 5.000%, 07/15/27	10,290

85,000	Covanta Holding Corp.µ 5.875%, 03/01/24	87,358

60,000	Delphi Technologies, PLC^* 5.000%, 10/01/25	53,019

60,000	Dun & Bradstreet Corp.* 6.875%, 08/15/26	64,107

	Golden Nugget, Inc.*

70,000	6.750%, 10/15/24	72,244

50,000	8.750%, 10/01/25^	52,772

30,000	Graphic Packaging International, LLCµ* 4.750%, 07/15/27	31,322

60,000	Great Lakes Dredge & Dock Corp.µ 8.000%, 05/15/22	64,041

95,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	97,755

65,000	Herc Holdings, Inc.* 5.500%, 07/15/27	65,212

	Hertz Corp.

68,000	7.625%, 06/01/22µ*	70,676

40,000	7.375%, 01/15/21^	40,037

27,000	7.125%, 08/01/26*	27,581

62,000	Jeld-Wen, Inc.^* 4.625%, 12/15/25	61,068

35,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	33,575

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

70,000	Meritor, Inc.µ 6.250%, 02/15/24	$72,186

90,000	Navistar International Corp.µ* 6.625%, 11/01/25	92,745

	Park Aerospace Holdings, Ltd.*

35,000	4.500%, 03/15/23µ	36,356

25,000	5.500%, 02/15/24	27,006

115,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	114,779

	Scientific Games International, Inc.*

125,000	5.000%, 10/15/25	128,320

30,000	8.250%, 03/15/26^	32,173

10,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.500%, 03/15/27	10,611

35,000	Tennant Companyµ 5.625%, 05/01/25	36,374

	TransDigm, Inc.

95,000	6.250%, 03/15/26*	99,869

60,000	7.500%, 03/15/27^*	63,356

55,000	6.500%, 05/15/25µ	56,637

	United Rentals North America, Inc.^

50,000	4.875%, 01/15/28	51,096

45,000	5.875%, 09/15/26	47,968

25,000	6.500%, 12/15/26	27,118

25,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	25,753

65,000	XPO Logistics, Inc.^* 6.750%, 08/15/24	69,449

		2,346,225

	Information Technology (1.8%)

1,400,000	Apple, Inc.µ^ 2.000%, 11/13/20	1,398,719

25,000	CDK Global, Inc.µ* 5.250%, 05/15/29	25,989

60,000	CommScope Technologies, LLC^* 6.000%, 06/15/25	54,766

115,000	Dell International, LLC / EMC Corp.^* 6.020%, 06/15/26	127,135

125,000	First Data Corp.µ* 5.000%, 01/15/24	128,125

80,000	Harland Clarke Holdings Corp.µ* 8.375%, 08/15/22	68,000

39,000	MTS Systems Corp.* 5.750%, 08/15/27	40,137

55,000	VFH Parent, LLCµ* 6.750%, 06/15/22	56,881

		1,899,752

	Materials (1.1%)

57,000	AK Steel Corp.^ 6.375%, 10/15/25	48,570

200,000	Alcoa Nederland Holding, BV^* 7.000%, 09/30/26	215,688

75,000	ArcelorMittal, SA^ 7.000%, 10/15/39	89,781

200,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.µ^* 6.000%, 02/15/25	206,870

25,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	25,906

PRINCIPAL AMOUNT		VALUE

35,000	First Quantum Minerals, Ltd.* 7.000%, 02/15/21	$35,553

40,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	42,361

15,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	15,748

270,000	New Gold, Inc.^* 6.375%, 05/15/25	234,546

13,000	Norbord, Inc.µ* 5.750%, 07/15/27	13,158

145,000	PBF Holding Company, LLC / PBF Finance Corp.µ 7.250%, 06/15/25	151,637

40,000	United States Steel Corp.^ 6.875%, 08/15/25	39,023

		1,118,841

	Real Estate (0.2%)

70,000	CBL & Associates, LP^ 5.250%, 12/01/23	51,190

60,000	Forestar Group, Inc.µ* 8.000%, 04/15/24	64,147

100,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	103,822

		219,159

	Utilities (0.5%)

120,000	AES Corp.^ 4.000%, 03/15/21	122,303

10,000	NextEra Energy Operating Partners, LP^* 4.250%, 07/15/24	10,155

20,000	NGPL PipeCo, LLCµ* 4.875%, 08/15/27	21,214

	NRG Energy, Inc.

43,000	5.750%, 01/15/28^	45,851

20,000	6.625%, 01/15/27µ	21,374

120,000	PPL Capital Funding, Inc.µ^‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 2.67%	109,059

	Talen Energy Supply, LLC^*

25,000	10.500%, 01/15/26	23,459

10,000	7.250%, 05/15/27	9,899

65,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	66,021

55,000	Vistra Energy Corp.µ* 8.125%, 01/30/26	59,249

		488,584

	TOTAL CORPORATE BONDS (Cost $22,888,766)	22,699,091

CONVERTIBLE BONDS (38.2%)

	Communication Services (2.6%)

1,270,000	GCI Liberty, Inc.µ* 1.750%, 09/30/46	1,476,083

1,107,000	Twitter, Inc. 0.250%, 06/15/24	1,184,053

		2,660,136

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Consumer Discretionary (4.7%)

600,000		Baozun, Inc.* 1.625%, 05/01/24	$694,578

1,348,000		Chegg, Inc.^* 0.125%, 03/15/25	1,503,890

50,000		DISH Network Corp. 2.375%, 03/15/24	44,607

959,000		GOL Equity Finance, SA^* 3.750%, 07/15/24	1,229,922

		Liberty Interactive, LLC

115,292		4.000%, 11/15/29	81,721

85,000		3.750%, 02/15/30	60,458

1,105,000		NIO, Inc.* 4.500%, 02/01/24	633,535

607,000		Tesla, Inc.µ 2.000%, 05/15/24	614,988

			4,863,699

		Consumer Staples (0.7%)

		Premium Brands Holdings Corp.

508,000	CAD	4.650%, 04/30/21	453,553

324,000	CAD	4.600%, 12/31/23	270,205

			723,758

		Energy (5.0%)

22,000		Denbury Resources, Inc.* 6.375%, 12/31/24	13,533

2,800,000		TOTAL, SAµ^ 0.500%, 12/02/22	2,938,474

2,000,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	2,263,730

			5,215,737

		Financials (5.5%)

800,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	887,792

		JPMorgan Chase Bank, N.A.

17,000,000	HKD	0.000%, 10/29/20*	2,568,627

1,900,000		0.000%, 12/30/20µ	2,226,354

65,000		Prospect Capital Corp. 4.950%, 07/15/22	66,687

			5,749,460

		Health Care (4.6%)

1,200,000	EUR	Bayer Capital Corp., BVµ 5.625%, 11/22/19	987,074

882,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	765,184

1,106,000		Exact Sciences Corp.µ 0.375%, 03/15/27	1,368,006

1,000,000		Repligen Corp.µ 0.375%, 07/15/24	1,081,790

487,000		Wright Medical Group, Inc.µ 1.625%, 06/15/23	528,293

			4,730,347

		Industrials (1.5%)

4,000,000	CNY	China Railway Construction Corp., Ltd. 1.500%, 12/21/21	578,073

800,000		Vinci, SAµ 0.375%, 02/16/22	945,516

			1,523,589

PRINCIPAL AMOUNT			VALUE

		Information Technology (9.6%)

640,000		Envestnet, Inc.µ 1.750%, 12/15/19	$745,120

545,000		Lenovo Group, Ltd. 3.375%, 01/24/24	627,786

2,105,000		Palo Alto Networks, Inc.µ* 0.750%, 07/01/23	2,322,015

980,000	EUR	SOITEC 0.000%, 06/28/23	1,305,852

1,330,000		Splunk, Inc.^* 0.500%, 09/15/23	1,519,751

960,000		Square, Inc.^ 0.500%, 05/15/23	1,218,806

1,900,000		Xero Investments, Ltd. 2.375%, 10/04/23	2,249,353

			9,988,683

		Materials (2.9%)

1,030,000		Cemex, SAB de CV 3.720%, 03/15/20	1,030,288

150,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	1,388,352

500,000	CHF	Sika, AG 0.150%, 06/05/25	550,807

			2,969,447

		Real Estate (1.1%)

957,000		IH Merger Sub, LLCµ 3.500%, 01/15/22	1,201,422

		TOTAL CONVERTIBLE BONDS (Cost $39,819,410)	39,626,278

U.S. GOVERNMENT AND AGENCY SECURITIES (6.8%)

		United States Treasury Note

1,545,000		1.875%, 10/31/22	1,547,173

1,410,000		1.875%, 05/31/22^	1,411,928

1,375,000		1.750%, 10/31/20	1,371,052

1,355,000		2.625%, 08/15/20	1,363,310

1,350,000		2.625%, 11/15/20	1,361,100

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $6,994,169)	7,054,563

BANK LOANS (0.4%)

		Communication Services (0.2%)

89,800		Intelsat Jackson Holdings, SA 6.625%, 01/02/24	91,072

88,500		New Media Holdings II, LLC‡ 8.580%, 07/14/22 3 mo. LIBOR + 6.25%	88,445

			179,517

		Consumer Discretionary (0.1%)

116,029		Weight Watchers International, Inc.‡ 7.095%, 11/29/24 3 mo. LIBOR + 4.75%	115,377

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Financials (0.0%)

35,000		GLP Financing, LLC‡ 3.741%, 04/28/21 1 mo. LIBOR + 1.50%	$34,869

		Information Technology (0.1%)

59,700		BMC Software Finance, Inc.‡ 6.580%, 10/02/25 3 mo. LIBOR + 4.25%	57,543

		TOTAL BANK LOANS (Cost $390,003)	387,306

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (4.1%)

		Energy (0.2%)

9,035		NuStar Energy, LP^‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	217,834

		Health Care (0.6%)

580		Danaher Corp.^ 4.750%, 04/15/22	658,242

		Real Estate (1.1%)

970		Crown Castle International Corp.µ 6.875%, 08/01/20	1,169,587

		Utilities (2.2%)

11,900		American Electric Power Company, Inc.µ 6.125%, 03/15/22	648,312

28,400		DTE Energy Company 6.500%, 10/01/19	1,584,720

			2,233,032

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,018,613)	4,278,695

COMMON STOCKS (69.6%)

		Communication Services (9.9%)

1,030		Alphabet, Inc. - Class A#	1,254,746

2,300	JPY	Nintendo Company, Ltd.	846,154

47,300	HKD	Tencent Holdings, Ltd.	2,203,847

16,000		Verizon Communications, Inc.^	884,320

35,300		Walt Disney Company	5,048,253

			10,237,320

		Consumer Discretionary (8.4%)

9,445		Alibaba Group Holding, Ltd.#	1,635,024

370		Amazon.com, Inc.#	690,708

8,200		Aptiv, PLC	718,730

39,800	GBP	Compass Group, PLC	1,006,960

21,000	EUR	Daimler, AG	1,085,204

9,500		Lowe’s Companies, Inc.	963,300

4,900		Lululemon Athletica, Inc.#~	936,341

24,000	EUR	Puma, SE	1,671,998

			8,708,265

NUMBER OF SHARES			VALUE

		Consumer Staples (8.6%)

26,300	CAD	Alimentation Couche-Tard, Inc. - Class B	$1,612,115

23,254		Coca-Cola Company~	1,223,858

35,390	JPY	Japan Tobacco, Inc.	779,774

11,100	EUR	Kerry Group, PLC - Class A	1,295,124

12,900	CHF	Nestlé, SA	1,368,525

6,900		Philip Morris International, Inc.	576,909

18,900		Walmart, Inc.	2,086,182

			8,942,487

		Energy (6.5%)

15,250		Anadarko Petroleum Corp.~	1,123,315

5,000		Chevron Corp.	615,550

3,150		Energy Transfer, LP	45,297

3,375		Enterprise Products Partners, LP	101,621

16,215		Exxon Mobil Corp.	1,205,747

700		GasLog, Ltd.	9,968

940		Magellan Midstream Partners, LP	62,172

12,200		Marathon Petroleum Corp.	687,958

44,065	EUR	Royal Dutch Shell, PLC - Class A	1,382,693

26,800		Schlumberger, Ltd.	1,071,196

1,385		Targa Resources Corp.^	53,890

25,700	CAD	Tourmaline Oil Corp.	338,824

450		Williams Companies, Inc.	11,088

			6,709,319

		Financials (13.1%)

91,000	HKD	AIA Group, Ltd.	933,182

38,500		American International Group, Inc.~	2,155,615

6,200		AON, PLC	1,173,350

86,500		Bank of America Corp.~	2,653,820

6,100	EUR	Deutsche Böerse, AG	846,817

6,900		Goldman Sachs Group, Inc.	1,518,897

50,000	INR	HDFC Bank, Ltd.	1,629,492

73,200		Itau Unibanco Holding, SA	669,780

13,900		Progressive Corp.	1,125,622

43,500	GBP	Prudential, PLC	894,979

			13,601,554

		Health Care (10.0%)

23,638		Alcon, Inc.^#	1,388,732

15,800	GBP	AstraZeneca, PLC	1,365,022

5,200		Celgene Corp.#	477,672

15,500	AUD	CSL, Ltd.	2,418,656

1,750		Intuitive Surgical, Inc.#	909,143

21,700		Johnson & Johnson~	2,825,774

6,000		Laboratory Corp. of America Holdings#	1,005,120

			10,390,119

		Industrials (3.3%)

2,250		Boeing Company	767,655

20,500	CAD	CAE, Inc.	552,807

7,300	JPY	FANUC Corp.	1,297,403

24,400		General Electric Company~	254,980

9,800	EUR	KION Group, AG	522,358

131		Wabtec Corp.^	10,176

			3,405,379

		Information Technology (9.8%)

1,400	EUR	Adyen, NV*#	1,057,820

3,800	EUR	ASML Holding, NV	846,732

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

1,500	JPY	Keyence Corp.	$860,773

129,400	SEK	LM Ericsson Telephone Company - Class B	1,132,156

13,900		Microsoft Corp.	1,894,153

6,400		PayPal Holdings, Inc.#	706,560

12,650	EUR	SAP, SE	1,546,286

122,000	TWD	Taiwan Semiconductor

		Manufacturing Company, Ltd.	1,003,212

6,200		Visa, Inc. - Class A	1,103,600

			10,151,292

		TOTAL COMMON STOCKS (Cost $78,663,319)	72,145,735

EXCHANGE-TRADED FUNDS (1.8%)

		Other (1.8%)

41,400		Invesco Senior Loan ETF^	944,748

4,150		iShares iBoxx High Yield Corporate Bond ETF^	360,759

4,891		SPDR Bloomberg Barclays High Yield Bond ETF	531,114

		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,857,166)	1,836,621

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.2%) #

		Consumer Discretionary (0.1%)

95		Alibaba Group Holding, Ltd.

1,644,545		Put, 09/20/19, Strike $130.00	2,138

5		Amazon.com, Inc.

933,390		Call, 06/18/21, Strike $2,200.00	95,975

145		Royal Caribbean Cruises, Ltd.

1,686,930		Call, 01/17/20, Strike $130.00	45,457

			143,570

		Energy (0.0%)

50		Pioneer Natural Resources

797,050		Company

		Call, 01/17/20, Strike $160.00	24,000

		Financials (0.2%)

203		Intercontinental Exchange, Inc.

1,783,558		Call, 01/15/21, Strike $90.00	184,730

		Industrials (0.3%)

137	EUR	Airbus, SE

1,754,422		Call, 12/18/20, Strike 130.00	201,707

159		CSX Corp.

1,119,360		Call, 01/15/21, Strike $85.00	62,805

			264,512

		Information Technology (0.1%)

19		Shopify, Inc.

603,972		Call, 01/15/21, Strike $350.00	119,700

		Materials (0.1%)

229		Rio Tinto, PLC

1,307,132		Call, 01/17/20, Strike $60.00	54,960

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (0.4%)

	Invesco QQQ Trust Series

384

7,338,240	Put, 08/23/19, Strike $188.00	$84,288

259

4,949,490	Put, 01/17/20, Strike $188.00	197,487

750	iShares Russell 2000 Value ETF

9,072,000	Call, 11/15/19, Strike $125.00	161,250

		443,025

	TOTAL PURCHASED OPTIONS (Cost $1,413,725)	1,234,497

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.3%)

2,238,964	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	2,239,635

2,231,730	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	2,231,730

	TOTAL SHORT TERM INVESTMENTS (Cost $4,471,365)	4,471,365

TOTAL INVESTMENTS (148.3%) (Cost $160,516,536)		153,734,151

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.6%)		(12,000,000)

LIABILITIES, LESS OTHER ASSETS (-36.7%)		(38,089,978)

NET ASSETS (100.0%)		$103,644,173

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%) #

	Financials (-0.1%)

385	American International Group, Inc.

2,155,615	Call, 01/17/20, Strike $57.50	(106,645)

	Health Care (0.0%)

128	Johnson & Johnson

1,666,816	Call, 01/17/20, Strike $140.00	(32,064)

	TOTAL WRITTEN OPTIONS (Premium $80,638)	(138,709)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $20,308,901.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
&	Illiquid security.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,548,412.
***	The rate disclosed is the 7 day net yield as of July 31, 2019. The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2019

	Value	% of Total Investments
US Dollar	$113,139,303	73.7%
European Monetary Unit	13,637,457	8.9%
Hong Kong Dollar	5,705,656	3.7%
Japanese Yen	5,172,456	3.4%
Canadian Dollar	3,992,688	2.6%
British Pound Sterling	3,266,961	2.1%
Australian Dollar	2,418,656	1.6%
Swiss Franc	1,919,332	1.2%
Indian Rupee	1,629,492	1.1%
Swedish Krona	1,132,156	0.7%
New Taiwan Dollar	1,003,212	0.6%
Chinese Yuan Renminbi	578,073	0.4%
Total Investments Net of Written Options	$153,595,442	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows*:

Cost basis of investments	$160,435,898

Gross unrealized appreciation	5,302,019
Gross unrealized depreciation	(12,142,475)

Net unrealized appreciation (depreciation)	$(6,840,456)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 480,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
				Total	$12,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.